RESEARCH AND DEVELOPMENT COSTS	12 Months Ended
Mar. 31, 2017
RESEARCH AND DEVELOPMENT COSTS
RESEARCH AND DEVELOPMENT COSTS

23．RESEARCH AND DEVELOPMENT COSTS

Research and development costs, which are included in “Selling, general and administrative expenses” relate primarily to costs incurred in the research and development of new internal use software products and enhancements to existing internal use software products, which do not meet the criteria for capitalization, and new solutions. Such costs are expensed as incurred. Research and development costs incurred during the years ended March 31, 2015, 2016 and 2017 amounted to ¥89,451 thousand, ¥91,600 thousand and ¥83,679 thousand, respectively.